BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Changes in Accounting Policies (Details) $ in Millions	Dec. 31, 2017 COP ($)
Disclosure of voluntary change in accounting policy [line items]
Impact of the adoption	$ (393,118)	[1]
IFRS 15
Disclosure of voluntary change in accounting policy [line items]
Impact of the adoption	391,281
IFRS 9
Disclosure of voluntary change in accounting policy [line items]
Impact of the adoption	$ (784,399)

[1]	See note 2.5 “Changes in accounting policies”.